Share Capital - Summary Of Detailed Information About Reconciliation Of Warrants Classified As Equity Settled And Financial Liabilities (Detail)	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares
Detailed Information About Reconciliation Of Warrants Classified As Equity Settled And Financial Liabilities [Line Items]
Balance – Beginning of period | $	423,303	349,657	95,000
Number Of Warrants Exercised | $		(7,639)	(50,838)
Number Of Warrants Expired | $	(4,201)	(6,433)
Balance – Ending of period | $	866,789	423,303	349,657
Balance – Beginning of period	$ 11.01	$ 11.48	$ 11.70
Weighted Average Exercise Exercised		10.50	10.62
Weighted Average Exercise Expired	11.03	10.67
Balance – Ending of period	$ 8.81	$ 11.01	$ 11.48
Warrants [Member] | Equity Settled And Finance Liabilities [Member]
Detailed Information About Reconciliation Of Warrants Classified As Equity Settled And Financial Liabilities [Line Items]
Balance – Beginning of period | $	1,931,526	781,260	1,104,378
Number Of Warrants Issued | shares	7,140,223	2,433,081	19,957
Number Of Warrants Exercised | $		(1,228,935)	(133,176)
Number Of Warrants Expired | $	(589,820)	(53,880)	(209,899)
Balance – Ending of period | $	8,481,929	1,931,526	781,260
Balance – Beginning of period	$ 14.82	$ 13.80	$ 13.50
Weighted Average Exercise Issued	7.64	13.72	14.46
Weighted Average Exercise Exercised		12.06	12.96
Weighted Average Exercise Expired	13.97	13.31	13.50
Balance – Ending of period	$ 8.83	$ 14.82	$ 13.80